ProShares UltraShort Solana ETF Annual Fund Operating Expenses - ProShares UltraShort Solana ETF - None	May 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Other Expenses (as a percentage of Assets):	1.19%	[1]
Expenses (as a percentage of Assets)	2.14%

[1]	“Other Expenses” are estimated and include 1.19% of interest expense and fees charged by futures commission merchants incurred in the course of implementing the Fund’s strategy.